Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
INCOME (LOSS)
Interest income	$ 10,104	$ 202,317
Gain (loss) on marketable equity securities	41,003	(44,726)
Foreign currency gain (loss)	8,301	(40,621)
Total Other Income	59,408	116,970
EXPENSES
Corporate general and administrative (Note 3)	1,115,799	1,213,413
Contingent value rights (Note 3)		32,654
Siembra Minera Project costs (Note 7)	278,467	377,042
Exploration costs	23,519
Legal and accounting	321,453	187,132
Arbitration and settlement (Note 3)	80,304	277,486
Equipment holding costs	114,143	108,573
Total Expense	1,933,685	2,196,300
Net loss before income tax benefit	(1,874,277)	(2,079,330)
Income tax benefit (Note 10)		597,358
Net loss and comprehensive loss for the period	$ (1,874,277)	$ (1,481,972)
Net loss per share, basic and diluted	$ (0.02)	$ (0.01)
Weighted average common shares outstanding, basic and diluted	99,395,048	99,395,048